HORIZON FUNDS

Horizon Active Asset Allocation Fund
Horizon Active Risk Assist® Fund
Horizon Active Income Fund

Supplement dated July 1, 2017
to the Summary Prospectuses and Prospectus
 dated March 31, 2017

This supplement serves as notification of the following changes:

1.    Effective as of July 1, 2017, Horizon Investments, LLC, the investment adviser to the Funds (“Horizon”), has agreed to waive its advisory fee and reimburse expenses to limit total operating expenses of the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund and Horizon Active Income Fund (each, a “Fund”) so that direct expenses (not including front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) of the Investor Class shares of each Fund do not exceed 1.27%, 1.27%, and 1.09%, respectively. Prior to July 1, 2017, Horizon had agreed to waive its advisory fee and/or reimburse expenses to 1.42%, 1.42% and 1.24% of the average daily net assets of the Investor Class shares of each Fund, respectively. This contractual limitation is in effect until December 31, 2018.

In addition, effective as of July 1, 2017 the Shareholder Servicing Expenses for the Investor Class shares of each Fund is decreased from 0.25% to 0.10% of average daily net assets through December 31, 2018.

2.    Accordingly, the “Fees and Expenses” table and the “Example” for each Fund are deleted and replaced with the following:

A.	Fees and Expenses of the Horizon Active Asset Allocation Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Allocation Fund.

Shareholder Fees (fees paid directly from your investment)	Advisor Class	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None	None
Redemption Fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class	Institutional Class	Investor Class
Management Fees	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.18%	0.18%	0.28%
Shareholder Servicing Expenses(1)	None	None	0.10%
Remaining Other Expenses	0.18%	0.18%	0.18%
Acquired Fund Fees and Expenses(2)	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.75%	1.50%	1.60%
Fee Waiver and Expense Reimbursements(3)	-0.11%	-0.11%	-0.11%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.64%	1.39%	1.49%
(1)	Prior to July 1, 2017, Shareholder Servicing Expenses for Investor Class shares of the Allocation Fund were 0.25% of average daily net assets.
(2)
This number represents the combined total fees and operating expenses of the underlying funds owned by the Allocation Fund and is not a direct expense incurred by the Allocation Fund or deducted from Fund assets.  Since this number does not represent a direct operating expense of the Allocation Fund, the operating expenses set forth in the Allocation Fund’s financial highlights do not include this figure.

(3)
The Allocation Fund’s investment adviser, Horizon Investments, LLC, has contractually agreed to waive its advisory fees and/or reimburse expenses of the Allocation Fund, at least until December 31, 2018 so that the Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation)) do not exceed 1.42%, 1.17% and 1.27% of average daily net assets for Advisor Class, Institutional Class and Investor Class shares, respectively; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by the Adviser, within three years after the end of the fiscal year in which such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the foregoing expense limit.  Only the Horizon Funds’ Board of Trustees may elect to terminate the advisory fee waiver agreement.

Example.  This Example is intended to help you compare the cost of investing in the Allocation Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Allocation Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Allocation Fund’s operating expenses remain the same (taking into account the contractual expense limitation).  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
Advisor Class	$167	$540	$939	$2,053
Institutional Class	$142	$463	$808	$1,781
Investor Class	$152	$526	$925	$2,041

B.	Fees and Expenses of the Horizon Risk Assist® Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Risk Assist Fund.

Shareholder Fees (fees paid directly from your investment)	Advisor Class	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None	None
Redemption Fee (as a % of amount redeemed)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class	Institutional Class	Investor Class
Management Fees	1.10%	1.10%	1.10%

Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.16%	0.21%	0.30%
Shareholder Servicing Expenses(1)	None	None	0.10%
Interest and Dividend Expense on Securities Sold Short	0.01%	0.00%	0.01%
Remaining Other Expenses	0.15%	0.21%	0.19%
Acquired Fund Fees and Expenses(2)	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.74%	1.54%	1.63%
Fee Waiver and Expense Reimbursements(3)	-0.09%	-0.14%	-0.13%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.65%	1.40%	1.50%
(1)	Prior to July 1, 2017, Shareholder Servicing Expenses for Investor Class shares of the Risk Assist Fund were 0.25% of average daily net assets.
(2)
This number represents the combined total fees and operating expenses of the underlying funds owned by the Risk Assist Fund and is not a direct expense incurred by the Risk Assist Fund or deducted from Fund assets.  Since this number does not represent a direct operating expense of the Risk Assist Fund, the operating expenses set forth in the Risk Assist Fund’s financial highlights do not include this figure.

(3)
The Risk Assist Fund’s investment adviser, Horizon Investments, LLC, has contractually agreed to waive its fees and reimburse expenses of the Risk Assist Fund, at least until December 31, 2018, so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement (exclusive of front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation)) will not exceed 1.42%, 1.17% and 1.27% of average daily net assets for Advisor Class, Institutional Class and Investor Class shares, respectively; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by the Adviser, within three years after the end of the fiscal year in which such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the foregoing expense limit.  Only the Horizon Funds’ Board of Trustees may elect to terminate the advisory fee waiver agreement.

Example:  This Example is intended to help you compare the cost of investing in the Risk Assist Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Risk Assist Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Risk Assist Fund’s operating expenses remain the same (taking into account the contractual expense limitation).  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class	$168	$539	$935	$2,044
Institutional Class	$143	$473	$826	$1,823
Investor Class	$153	$533	$938	$2,072

C.	Fees and Expenses of the Horizon Active Income Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.

Shareholder Fees (fees paid directly from your investment)	Advisor Class	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None	None
Redemption Fee (as a % of amount redeemed)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Advisor Class	Institutional Class	Investor Class
Management Fees	0.77%	0.77%	0.77%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses	0.32%	0.32%	0.36%
Shareholder Servicing Expenses(1)	None	None	0.10%
Remaining Other Expenses	0.32%	0.32%	0.26%
Acquired Fund Fees and Expenses(2)	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.57%	1.32%	1.36%
Fee Waiver and Expense Reimbursements(3)	-0.10%	-0.10%	-0.04%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	1.47%	1.22%	1.32%
(1)	Prior to July 1, 2017, Shareholder Servicing Expenses for Investor Class shares of the Income Fund were 0.25% of average daily net assets.
(2)
This number represents the combined total fees and operating expenses of the underlying funds owned by the Income Fund and is not a direct expense incurred by the Income Fund or deducted from Fund assets.  Since this number does not represent a direct operating expense of the Income Fund, the operating expenses set forth in the Income Fund’s financial highlights do not include this figure.

(3)
The Income Fund’s investment adviser, Horizon Investments, LLC, has contractually agreed to waive its advisory fees and/or reimburse expenses of the Income Fund, at least until December 31, 2018, so that the Total Annual Fund Operating Expenses (exclusive of front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation)) do not exceed 1.24%, 0.99% and 1.09% of average daily net assets for Advisor Class, Institutional Class and Investor Class shares, respectively; provided, however, that any fees waived and expenses reimbursed are subject to possible recoupment by the Adviser, within three years after the end of the fiscal year in which such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the foregoing expense limit.  Only the Horizon Funds’ Board of Trustees may elect to terminate the advisory fee waiver agreement.

Example.  This Example is intended to help you compare the cost of investing in the Income Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Income Fund’s operating expenses remain the same (taking into account the contractual expense limitation).  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Advisor Class	$150	$486	$846	$1,859
Institutional Class	$124	$408	$714	$1,582
Investor Class	$134	$459	$806	$1,785

3.
The first paragraph and table of the Prospectus section entitled “Management of the Funds – Expense Limitation Agreements – Allocation Fund, Risk Assist Fund and Income Fund” is amended and restated in its entirety as shown below:

Allocation Fund, Risk Assist Fund and Income Fund.  Horizon has agreed to waive its advisory fee and reimburse expenses to limit total operating expenses of each of the Allocation Fund, Risk Assist Fund and Income Fund so that direct expenses (not including front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) of each Fund do not exceed the amounts listed below:

	Advisor Class	Institutional Class	Investor Class
Active Asset Allocation Fund	1.42%	1.17%	1.27%
Active Risk Assist® Fund	1.42%	1.17%	1.27%
Active Income Fund	1.24%	0.99%	1.09%

4.	The first paragraph and table of the Prospectus section entitled “How to Purchase Shares – Shareholder Servicing” is amended and restated in its entirety as shown below:
Shareholder Servicing.  The Board of Trustees of the Funds has adopted, on behalf of the Investor Class shares of the Allocation Fund, Risk Assist Fund and Income Fund, a shareholder serving plan (the “Shareholder Servicing Plan”).  The Shareholder Servicing Plan allows each of the Allocation Fund, Risk Assist Fund and Income Fund to use part of its assets for shareholder servicing expenses. For these services, each of the Allocation Fund, Risk Assist Fund and Income Fund pays a fee up to 0.25% of average net assets attributable to Investor Class shares of that Fund on an annualized basis.  Effective as of July 1, 2017, the Board of Trustees has authorized a reduction of the annual fee to 0.10% of average net assets under the Shareholder Servicing Plan through December 31, 2018. Payments under the Shareholder Servicing Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting that Fund in establishing or maintaining shareholder accounts and records. The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders. However, payments under the Shareholder Servicing Plan are an operating expense of a Fund that is subject to the expense limitation provided by Horizon.  Payments under the Shareholder Servicing Plan may vary and are determined by each of the Allocation Fund, Risk Assist Fund and Income Fund in its sole discretion, in amounts up to 0.25% of that Fund’s average daily net assets attributable to Investor Class shares of that Fund on an annualized basis.

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Please retain this supplement for your reference.

HORIZON FUNDS

Horizon Active Asset Allocation Fund
Horizon Active Risk Assist® Fund
Horizon Active Income Fund

Supplement dated July 1, 2017
to the Statement of Additional Information
 dated March 31, 2017

This supplement serves as notification of the following changes:

1.
Effective as of July 1, 2017, Horizon Investments, LLC, the investment adviser to the Funds (“Horizon”), has agreed to waive its advisory fee and reimburse expenses to limit total operating expenses of the Investor Class shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist® Fund and Horizon Active Income Fund (each, a “Fund”) so that direct expenses (not including front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) of the Investor Class shares of each Fund do not exceed 1.27%, 1.27%, and 1.09%, respectively. Prior to July 1, 2017, Horizon had agreed to waive its advisory fee and/or reimburse expenses to 1.42%, 1.42% and 1.24% of the average daily net assets of the Investor Class shares of each Fund, respectively. This contractual limitation is in effect until December 31, 2018.

In addition, effective as of July 1, 2017 the Shareholder Servicing Expenses for the Investor Class shares of each Fund is decreased from 0.25% to 0.10% of average daily net assets through December 31, 2018.

2.
Accordingly, the SAI section entitled “Investment Management and Other Services – Expense Limitation Agreements – Allocation Fund, Risk Assist Fund and Income Fund” is amended and restated in its entirety as shown below:

Allocation Fund, Risk Assist Fund and Income Fund.  Horizon has agreed to waive its advisory fee and reimburse expenses to limit total operating expenses of each of the Allocation Fund, Risk Assist Fund and Income Fund, at least until December 31, 2018, so that direct expenses (not including front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) of each Fund do not exceed the amounts listed below:

	Advisor Class	Institutional Class	Investor Class
Active Asset Allocation Fund	1.42%	1.17%	1.27%
Active Risk Assist® Fund	1.42%	1.17%	1.27%
Active Income Fund	1.24%	0.99%	1.09%

3. The SAI section entitled “Shareholder Services” is amended and restated in its entirety as shown below:

Shareholder Servicing Agreement.  The Active Asset Allocation Fund, Active Risk Assist® Fund and Active Income Fund have each adopted a Shareholder Services Plan (the “Servicing Plan”).  The Servicing Plan allows each Fund to use part of its assets for shareholder servicing expenses.  For these services, a Fund pays a fee up to 0.25% of average daily net assets of its Investor Class shares on an annualized basis. Effective as of July 1, 2017, the Board of Trustees has authorized a reduction of the annual fee to 0.10% of average net assets under the Shareholder Servicing Plan through December 31, 2018.  Payments under the Servicing Plan are made for the provision of support services to shareholders, including administrative or other shareholder support services such as responding to customer inquiries or assisting a Fund in establishing or maintaining shareholder accounts and records.  The entities providing shareholder services may provide such services directly, or may arrange for such services to be provided by another entity that has a servicing relationship with one or more shareholders.  However, payments under the Plan are an operating expense of the Funds that is subject to the expense limitation provided by the Adviser.  Payments under the Plan may vary and are determined by each Fund in its sole discretion, in amounts up to 0.25% of a Fund’s average daily net assets for Investor Class shares on an annualized basis. During the fiscal year ended November 30, 2016, the Investor Class shares of the Funds paid the following, with respect to shareholder servicing fees:

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Please retain this supplement for your reference.